Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2020
Convertible redeemable preferred shares
Schedule of carrying amount of preferred equity
The following is the rollforward of the carrying amounts of Preferred Share for the years ended December 31, 2018 and 2019:

	Series A	Series B-1	Series B-2	Series B-3	Series B-4(1)	Series C-1	Series C-2(2)	Series D	Series E(3)
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
December 31, 2017	106,999,090	56,187,500	464,343,750	202,671,887	—	1,265,848,000	33,333,333	500,000,000	—
Issuance	—	—	—	—	22,254,400	—	(33,333,333)	—	4,026,518,012

December 31, 2018	106,999,090	56,187,500	464,343,750	202,671,887	22,254,400	1,265,848,000	—	500,000,000	4,026,518,012
Conversion into ordinary shares upon IPO	(106,999,090)	(56,187,500)	(464,343,750)	(202,671,887)	(22,254,400)	(1,265,848,000)	—	(500,000,000)	(4,026,518,012)

December 31, 2019	—	—	—	—	——	—	—	—	—

(1)
In May 2018, the Company repurchased 125,000 ordinary shares from one of the investors and issued the corresponding number of Series B-4 Preferred Shares to the same investor with no cash consideration. The difference between the fair value of ordinary shares repurchased and that of the Series B-4 Preferred Shares issued is immaterial.

(2)
In January 2018, Wuhan Douyu repurchased Series C-2 Preferred Equity from its investor at fair value for a cash consideration of RMB39,995,000. The difference of RMB6,661,667 between the consideration paid and the carrying amount of Series C-2 Preferred Equity at the date of repurchase was recorded in additional paid-in capital.

(3)
On May 29, 2018, the Company issued 7,828,728 shares of Series E redeemable convertible preferred shares (“Series E Preferred Shares”) at a per-share purchase price of US$80.57 for cash consideration of RMB4,026,518,012.